Document and Entity Information	3 Months Ended
Mar. 31, 2016 shares
Document And Entity Information
Entity Registrant Name	GREY CLOAK TECH INC.
Entity Central Index Key	0001630176
Document Type	POS AM
Document Period End Date	Mar. 31, 2016
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding	15,225,849
Document Fiscal Year Focus	2016